SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other current liabilities:
Tax authorities		$ 109
Director fees	44	36
Trade payables	78	90
Accrued expenses and other	49	67
Other current liabilities	171	302
Financial expenses:
Revaluation of investment	(799)	(2,592)	(524)
Other		(6)	(4)
Financial expenses	(799)	(2,598)	(528)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	19	51	52
Interest on convertible note	622	244	41
Gain on sale of BioCancell shares			46
Financial income	641	295	139
Financial income (expenses), net	$ (158)	$ (2,303)	$ (389)